Convertible debt and loans payable - Summary of Convertible debt (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 06, 2018	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Dec. 31, 2021
Disclosure of Detailed Information About Convertible Debt [Line Items]
Net Proceeds from issue of convertible loan notes				$ 98,400,263
Interest rate	9.62%
Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Proceeds of issue of convertible loan notes	$ 386,190			100,000,000	$ 386,190	$ 386,190
Transaction costs				1,599,737	0	0
Net Proceeds from issue of convertible loan notes				98,400,263	386,190	386,190
Conversion feature at date of issue				27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative				1,347,895	0	0
Conversion into common shares				0	(96,548)	0
Conversion feature at end of period				29,028,938	0	96,548
Debt component at date of issue (net of transaction costs)				70,719,220	289,642	289,642
Prior year interest plus accretion				0	99,549	39,212
Amortization of transaction costs				26,662	0	0
Accrued interest at 7% (2020 – 8%)				641,667	4,956	30,114
Accretion expense during the year				461,351	4,975	30,223
Conversion into common shares				0	(395,861)	0
Foreign Exchange on Translation				0	(3,261)	(4,984)
Carrying amount of liability component at October 31				$ 71,848,900	$ 0	$ 384,207
Interest rate	8.00%			7.00%	8.00%
Principal of convertible note at beginning of period			$ 100,000,000	$ 0
Issuance of convertible notes			1,827,778	100,000,000
Principal of convertible note at end of period		$ 101,827,778	101,827,778	100,000,000	$ 0
Conversion feature at beginning of period			29,028,938	0
Conversion feature issued			0	27,681,043
Fair value (gain) loss on embedded derivative		2,861,556	17,559,830	1,347,895
Conversion feature at end of period		11,469,108	11,469,108	29,028,938	0
Debt component at beginning of period			71,848,900	0
Debt Component Issued			1,827,778	72,318,957
Transaction costs			0	(1,599,737)
Accrued interest paid in kind		(1,827,778)	(1,827,778)	0			$ (1,827,778)
Accrued interest expense		5,208,363	5,208,363	1,129,680
Debt component at end of period		77,057,263	77,057,263	71,848,900	$ 0
Total Convertible Debt at end of period		$ 88,526,371	$ 88,526,371	$ 100,877,838